Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

April 15, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DWS Ultra-Short Duration Fund (the “Fund”), a series of DWS Income Trust (the “Trust”) (Reg. Nos. 002-91577, 811-04049)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 56 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), do not differ from those contained in the Amendment, that was filed electronically on April 14, 2011.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Very truly yours,

                    /s/James M. Wall
James M. Wall, Esq.
Director and Senior Counsel
Deutsche Asset Management

cc:           John Marten, Vedder Price P.C.